Insurance	12 Months Ended
Jun. 30, 2024
Insurance [Abstract]
Insurance

31. Insurance

The Company and its subsidiaries maintain (i) civil liability insurance for all employees working at the farms, (ii) insurance for machinery, (iii) life insurance for all the employees, as well as (iv) insurance for Directors and Officers (D&O) and for other Board members. The coverage amount is considered sufficient by management to cover risks, if any, over its assets and/or liabilities. The Company assessed the risk of farm buildings and facilities owned by the Group, as well as its inventories and biological assets, concluding that there is no need for other types of insurance due to low likelihood of risks.

Below is the table of the liabilities covered by insurance and the related amounts at June 30, 2024:

Insurance type	Coverage – R$

Civil liability (D&O)	50,000
Civil, professional and general liability	21,115
Machinery/Automobile	68,919
Completion guarantee	10,394
Fire/lightning/explosion/electrical damage (office)	20,472
Rural multi-risk	94,242